Series B 5 convertible preferred stock	12 Months Ended
Jun. 30, 2019
Preferred Stock Dividends and Other Adjustments [Abstract]
Note 14 - Series B 5% convertible preferred stock

Series B 5% convertible preferred stock purchase agreement

On October 5, 2018, as modified on May 9, 2019 (see Warrant Restructuring and Additional Issuance Agreement as described below), the Company entered into a Securities Purchase Agreement (“Securities Purchase Agreement”) with one multi-family office for the sale of an aggregate of 2,000 shares of the Company’s newly-created Series B 5% convertible preferred stock ( “Series B preferred stock” or “preferred stock”), for aggregate gross proceeds of approximately $2.0 million. An initial closing for the sale of 1,250 shares of the Series B preferred stock closed on October 9, 2018, and a second closing for the sale of 750 shares of the Series B preferred stock closed on October 12, 2018. Under the Securities Purchase Agreement, the Company also issued to the investors warrants to purchase up to an additional 8,000 shares of preferred stock.

The Series B preferred stock is mandatorily redeemable under certain circumstances and, as such, is presented as a liability on the consolidated balance sheets. The Company has elected to measure the value of its preferred stock using the fair value method with offsetting discounts associated with the fair value allocated to the warrants and for the intrinsic value attributed to the beneficial conversion feature (“BCF”). The fair value of the Series B preferred stock (without the warrants) will be assessed at each subsequent reporting date with changes in fair value recorded in the profit and loss as a separate line item below the “loss from operations” section, in accordance with ASC 480-10-35-5.

The warrants issued in connection with the Series B preferred stock are deemed to be free standing equity instruments and are recorded in permanent equity (additional paid in capital) based on a relative fair value allocation of proceeds (i.e. warrants’ relative fair value to the Series B preferred stock fair value (without the warrants)) with an offsetting discount to the Series B preferred stock. Given that the Series B preferred stock is convertible at any time under these features, the underlying warrant discounts were accreted upon issuance and recorded as interest (resulting in no remaining discount to the Series B preferred stock liability after the issuance).

The Company recorded the October 9, 2018 issuance of 1,250 shares Series B Preferred Stock at approximately $0.7 million and the underlying Series 1, Series 2 and Series 3 warrants at approximately $0.5 million in total by allocating the gross proceeds to Series B preferred stock (without the warrants) and warrants based on their relative fair values or direct valuation as appropriate. The Company recorded BCF of approximately $1.2 million associated with the issuance of the 1,250 shares of Series B preferred stock to additional paid-in capital. The Company then recorded interest of approximately $1.2 million for the BCF and warrant discounts as a first day interest given that the Series B preferred shares can be converted at any time to common stock and given no set term.

The Company recorded the October 12, 2018 issuance of 750 shares Series B Preferred Stock at approximately $0.4 million and the underlying Series 1, Series 2 and Series 3 warrants at approximately $0.3 million in total by allocating the gross proceeds to Series B preferred stock (without the warrants) and warrants based on their relative fair values or direct valuation as appropriate. The Company recorded BCF of approximately $0.7 million associated with the issuance of the 750 shares of Series B preferred stock to additional paid-in capital. The Company then recorded interest of approximately $0.7 million for the BCF and warrant discounts as a first day interest given that Series B preferred shares can be converted at any time to common stock and given no set term.

The issuance costs associated with the Series B preferred stock transaction were attributed to the Series B preferred stock (without the warrants) and to the Series 1, Series 2 and Series 3 warrants based on their relative fair values. The issuance costs attributed to the warrants of $32,000 were reflected as a reduction to additional paid-in capital. The issuances costs associated with the Series B preferred stock liability of $41,000 was recorded immediately as an element of interest cost, which are reflected in interest expense - preferred stock. The Company recognized change in fair value of preferred stock liabilities of $357,000 under Other (income) expense in the accompanying consolidated Statements of Operations.

Underlying Series B preferred stock dividends, paid quarterly, was accrued as interest (given the liability classification of the Series B preferred stock) on a daily basis given fixed dividend terms under the Series B preferred stock. The Company recorded 5% dividend accretion on total outstanding Series B preferred stock at June 30, 2019 and the total dividends of approximately $42,000 are treated as interest during the period from October 5, 2018 (date of issuance of preferred stock and warrants) to June 30, 2019. The approximately $17,000 dividends was paid by issuance of Series B preferred stocks, so the remaining accrued dividends of $25,000 was recorded under Preferred stock liability as of June 30, 2019 and was paid by issuance of Series B preferred stocks subsequent to the balance sheet date.

Terms of the Preferred Stock

The rights and preferences of the preferred stock are set forth in a Certificate of Designation of Preferences, Rights and Limitations of Series B 5% Convertible Preferred Stock filed with the Nevada Secretary of State on October 5, 2018 (the “Certificate of Designation”). Each share of preferred stock has an initial stated value of $1,080 and may be converted at any time at the holder’s option into shares of the Company’s common stock at a conversion price equal of the lower of (i) $0.32 per share and (ii) 85% of the lowest volume weighted average price of the Company’s common stock on a trading day during the ten trading days prior to and ending on, and including, the conversion date. The conversion price may be adjusted following certain triggering events and subsequent equity sales and is subject to appropriate adjustment in the event of stock splits, stock dividends, recapitalization or similar events affecting the Company’s common stock.

The holders of the preferred stock are limited in the amount of stated value of the preferred stock they can convert on any trading day. The conversion cap limits conversions by the holders to the greater of $75,000 and an amount equal to 30% of the aggregate dollar trading volume of the Company’s common stock for the five trading days immediately preceding, and including, the conversion date. However, the conversion cap will be increased if the trading volume in the first 30 minutes of any trading session exceeds certain trailing average daily volume amounts. In addition, the holders of the preferred stock may not convert shares of preferred stock if, after giving effect to the conversion, a holder together with its affiliates would beneficially own in excess of 9.99% of the outstanding shares of the Company’s common stock.

Redemption Rights

Following 30 days after the initial closing, the Company may elect to redeem the preferred stock for 120% of the aggregate stated value then outstanding, plus all accrued but unpaid dividends and all liquidated damages and other amounts due in respect of the preferred stock. The Company’s right to redeem the preferred stock is contingent upon it having complied with a number of conditions, including compliance with its obligations under the Certificate of Designation. Shares of preferred stock generally have no voting rights, except as required by law and except that the Company shall not take certain actions without the consent of the holders of the preferred stock.

Warrants

Each share of preferred stock was initially sold together with three warrants: (i) a Series 1 warrant, which entitles the holder thereof to purchase 1.25 shares of preferred stock at $982.50 per share, or 2,500 shares of preferred stock in the aggregate for approximately $2.5 million in aggregate exercise price, for a period of up nine months following issuance (later extended to 15 months following issuance), (ii) a Series 2 warrant, which entitles the holder thereof to purchase 1.25 shares of preferred stock at $982.50 per share, or 2,500 shares of preferred stock in the aggregate for approximately $2.5 million in aggregate exercise price, for a period of up to 15 months following issuance, and (iii) a Series 3 warrant, which entitles the holder thereof to purchase 1.50 shares of preferred stock at $982.50 per share, or 3,000 shares of preferred stock in the aggregate for approximately $2.9 million in aggregate exercise price, for a period of up to 24 months following issuance. On May 9, 2019, the Company entered into a warrant restructuring and additional issuance agreement (the “Issuance Agreement”) with the holders of the Series B preferred stock and warrants pursuant to which the Company issued an additional 100 shares of Series B preferred stock and Series 4 warrants to purchase an additional 2,500 shares of preferred stock, and the holders of the Series B preferred stock and warrants agreed to exercise warrants to purchase up to $2.0 million of Series B preferred stock through November 2019 subject to the conditions set forth in the Issuance Agreement. The Series 4 warrant entitles the holder thereof to purchase 2,500 shares of preferred stock at $982.50 per share for approximately $2.5 million in aggregate exercise price, for a period of up to nine months following issuance. In addition, the Company extended the termination date for the Series 1 warrants by six months, and agreed to issue one additional share of preferred stock to the Series B investors for each five shares issued upon the exercise of the existing warrants or Series 4 warrants through November 9, 2019, up to a maximum of 400 shares of preferred stock.

The Series B Preferred shareholders’ warrants held were modified on May 9, 2019 (see Warrant Restructuring and Additional Issuance Agreement described below in this Note). Pursuant to this warrant restructuring agreement,  the Company had the option to compel these shareholders to exercise each month up to $250,000 of their Series 1 warrants. These warrant holders exercised a total of $250,000 of their warrants, starting from May 2019 through September 2019. In addition, subject to the satisfaction of certain circumstances, the Company may call for cancellation any or all of the warrants following 90 days after their issuance, for a payment in cash equal to 8% of the aggregate exercise price of the warrants being called. The warrants subject to any such call notice will be cancelled 30 days following the Company’s payment of the call fee, provided that the warrant holders have not exercised the warrants prior to cancellation.

Exercise of warrants

During the period from October 5, 2018 (date of issuance of preferred stock and warrants) to June 30, 2019, the Company issued 2,780 shares of its Series B 5% convertible preferred stock, for aggregate gross proceeds of $2.73 million, upon exercise of 2,780 warrants issued by the Company in October 2018.

As of June 30, 2019, Series 1-4 warrants to purchase 7,720 shares of Series B preferred stock were outstanding.

Conversion of preferred stock to common stock

During the years ended June 30, 2019, the two preferred stockholders converted 3,891 shares of Series B preferred stock into 39.2 million shares of common stock.

With regard to conversions, the Company reversed Series B preferred stock liability relating to the conversion and recorded as Additional paid-in capital at par value. The Company reversed the amount of approximately $3,068,000 based on the proportion of Series B preferred stock converted relative to the original total issued.

As of June 30, 2019, 1,096 shares of Series B 5% convertible preferred stock were outstanding.

Warrant Restructuring and Additional Issuance Agreement

On May 9, 2019, the Company entered into a Warrant Restructuring and Additional Issuance Agreement (“Issuance Agreement”) with the Series B investors of its Series B preferred stock and warrants to purchase Series B preferred stock. Pursuant to the Issuance Agreement, the Series B investors have agreed, subject to the conditions set forth therein, to exercise existing warrants to purchase 500 shares of preferred stock and to amend the existing warrants to permit the Company to compel the exercise of up to $400,000 of existing warrants each calendar month commencing June 3, 2019 and ending November 1, 2019, or, if earlier, until the aggregate amount of the forced exercises is $2,000,000. As consideration for the Series B investors entering into the Issuance Agreement, the Company has issued 100 shares of preferred stock and warrants to purchase 2,500 shares of preferred stock (“Series 4 warrants”) to the Series B investors. In addition, the Company extended the termination date for the Series 1 warrants issued in October 2018 by six months, and has agreed to issue one additional share of preferred stock to the Series B investors for each five shares issued upon the exercise of the existing warrants or Series 4 warrants through November 9, 2019, up to a maximum of 400 shares of preferred stock.

The warrants were modified in accordance with ASC 470-50 and, as a result, immediately prior to the modification, the Company recognized a loss of approximately $63,000 to change in fair value of preferred stock liabilities under Other (income) expense in the accompanying consolidated Statements of Operations.

Subsequent to the modification, the Company recognized an expense of approximately $294,000 due to the above modification of Series B preferred stock terms in the accompanying consolidated statements of operations

The fair value of the Series B convertible preferred stock is measured in accordance with ASC 820 “Fair Value Measurement,” using “Monte Carlo simulation” modeling, incorporating the following inputs:

	June 30, 2019	May 9, 2019

Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	54.5%	51.9%
Risk-free interest rate	2.18%	2.43%
Expected term of warrants (years)	0.1	0.25
Stock price	$535.12	$535.12
Exercise price	$982.50	$982.50